Earnings per Share - Summary of Basic and Diluted Earnings per Share from Operations (Detail) - KRW (₩) ₩ / shares in Units, ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Basic earnings per share [abstract]
Profit (loss) attributable to ordinary shares of owners of the Controlling Company	₩ 1,259,686	₩ 1,354,537	₩ 700,889
Weighted average number of ordinary shares outstanding	242,235,332	235,201,782	245,207,307
Basic earnings per share (In Korean won)	₩ 5,200	₩ 5,759	₩ 2,858
Profit attributable to ordinary shares of owners of the Controlling Company (In millions of Korean won)	₩ 1,259,686	₩ 1,354,537	₩ 700,889
Adjustment to net income attributable to ordinary shares (in millions of Korean won)	(496)	0	0
Diluted profit attributable to ordinary shares (In millions of Korean won)	₩ 1,259,190	₩ 1,354,537	₩ 700,889
Number of dilutive potential ordinary shares outstanding	91,931	483,760	69,598
Weighted average number of ordinary shares outstanding	242,327,263	235,685,542	245,276,905
Diluted earnings per share (In Korean won)	₩ 5,196	₩ 5,747	₩ 2,858